SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF NET LOSS, OPERATING EXPENSES, OTHER INCOME, AND RECONCILIATION OF INCOME/LOSS TO ADJUSTED EBITDA

The table below provides the Company’s Net loss, Operating Expenses, Other Income, and a reconciliation of Income/Loss to Adjusted EBITDA for the year ended December 31, 2025 and 2024 (in thousands):

	Years Ended
	December 31, 2025	December 31, 2024

REVENUE	$-	$-

LESS OPERATING EXPENSES
Selling and marketing expenses	400,946	316,624
General and administrative expenses	1,827,776	1,131,312
Research and development	615,916	362,538

EBITDA	(2,844,638)	(1,810,474)
Depreciation and amortization	(3,282)	(4,106)

SEGMENT NET LOSS	$(2,847,920)	$(1,814,580)
Reconciliation of profit or loss	977	4,618
Adjustment and reconciling items	0	0

Consolidated Net Income	$(2,846,943)	$(1,809,962)